PRIVATE PLACEMENT (Details) - USD ($)		9 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Oct. 29, 2021
Subsidiary sale of stock
Shares issued price per share		$ 10.20	$ 10.20	$ 10.20
Aggregate purchase price	$ 25,000		$ 25,000
Private Placement
Subsidiary sale of stock
Shares issued price per share			$ 10.00
Aggregate purchase price			$ 10,600,000
Minimum period for transferable, assignable or saleable of shares		30 days	30 days
Private Placement | Sponsor
Subsidiary sale of stock
Number of shares issued		960,000	960,000
Private Placement | CCM
Subsidiary sale of stock
Number of shares issued		30,000	30,000
Private Placement | Cantor
Subsidiary sale of stock
Number of shares issued		70,000	70,000
Private Placement | Class A ordinary share
Subsidiary sale of stock
Number of shares issued		1,060,000	1,060,000
Shares issued price per share		$ 10.00
Aggregate purchase price		$ 10,600,000